Leases	6 Months Ended
Apr. 30, 2026
Leases [Abstract]
LEASES

Note 8 — LEASES

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the six months ended April 30, 2026 and 2025 amounted to $40,708 and $36,215 respectively.

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2026	October 31, 2025

Right-of-use assets, net	$67,115	$104,129

Operating lease liabilities - current	$67,115	$77,596
Operating lease liabilities - non-current	-	26,533
Total operating lease liabilities	$67,115	$104,129

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of April 30, 2026:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.83 years
Weighted average discount rate	3.9%

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2027	$68,300
Total future minimum lease payments	68,300
Less: imputed interest	1,185
Present value of lease liabilities	$67,115